Financial Assets Held-for-Trading (Details Textual) - Financial assets held-for-trading [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other instruments with repurchase agreements [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	$ 15,243	$ 115,749
Repurchase agreement expiration period	0 years
Other instruments with repurchase agreements [Member] | Other instruments issued in Chile [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	$ 251,158	99,268
Repurchase agreement expiration period	0 years
Other instruments [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Comder Contraparte Central S.A [Member]
Disclosure of financial assets [line items]
Amount of other financial instruments maintained as collateral guaranteeing derivative contracts	$ 57,639	34,456
Mortgage financial bonds [Member]
Disclosure of financial assets [line items]
Financial asset classified as held for trading which is presented as a reduction in debt issued	$ 8,029	$ 11,397